Securities Transactions (Details Narrative) - USD ($)													1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 17, 2025	Jan. 14, 2025	Jan. 13, 2025	Dec. 18, 2024	Dec. 04, 2024	Dec. 03, 2024	Nov. 01, 2024	Oct. 24, 2024	Oct. 22, 2024	Nov. 21, 2023	Nov. 20, 2023	Feb. 15, 2023	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Feb. 18, 2025	May 18, 2023
Stock repurchased, value
Accrued interest rate																						17.97%
Fair value adjustment of warrants																6,468,000
Previously Reported [Member]
Stock repurchased, value																			$ 758,000
Accrued interest rate																						17.97%
Fair value adjustment of warrants																			(334,000)
Net proceeds																		3,529,000	12,932,000
Amortization of original issue discount																			1,520,000
Stock issued during period value new issues																			4,885,000
Proceeds from issuance of warrants																			16,937,000
Series A Warrants [Member]
Warrant exercise price			$ 8.38
Series A Warrant [Member]
Fair value adjustment of warrants																2,401,000
Series A Warrant [Member] | Previously Reported [Member]
Fair value adjustment of warrants																			(445,000)
Proceeds from issuance of warrants																			5,901,000
Series B Warrant [Member]
Fair value adjustment of warrants																$ 4,067,000
Series B Warrant [Member] | Previously Reported [Member]
Fair value adjustment of warrants																			111,000
Proceeds from issuance of warrants																			11,036,000
Common Stock [Member]
Stock repurchased																10,990
Stock repurchased, value
Common stock issued			1,910,975
Common Stock [Member] | Previously Reported [Member]
Stock repurchased, value
Common stock issued																			418,927
Stock issued during period value new issues																			$ 4,000
Warrant [Member]
Fair value adjustment of warrants																6,468,000
Warrant [Member] | Previously Reported [Member]
Fair value adjustment of warrants																			334,000
Proceeds from issuance of warrants																			817,236
December 2024 Private Placement [Member] | Common Stock [Member]
Common stock issued			1,910,975
December 2024 Private Placement [Member] | Common Stock [Member] | Previously Reported [Member] | Subsequent Event [Member]
Common stock issued		1,910,975
Private Placement [Member] | Previously Reported [Member]
Sale of stock											10,990
Number of stock sold, value											$ 2,000,000
Sale of stock price per share											$ 182
Proceeds from issuance of sale of equity											$ 1,900,000
Transaction fees											$ 100,000
Registered Direct Offering [Member] | Previously Reported [Member]
Proceeds from offering				$ 1,665,000
offering expenses				$ 335,000
Registered Direct Offering [Member] | Common Stock [Member] | Previously Reported [Member]
Sale of stock				120,337
Sale of stock price per share				$ 16.62
Stock Repurchase Agreement [Member] | Regalia Ventures [Member]
Stock repurchased							5,495
Stock repurchased, value																			472,000
Promissory note																					$ 472,000
Accrued interest rate																					10.00%
Interest expense																1,000
Stock Repurchase Agreement [Member] | Regalia Ventures [Member] | Previously Reported [Member]
Stock repurchased							5,495
Stock repurchased, value										$ 472,527
Stock Repurchase Agreement [Member] | Regalia Ventures [Member] | Promissory Note [Member] | Previously Reported [Member]
Promissory note																					$ 472,527
Stock Repurchase Agreement [Member] | Stingray Group [Member]
Stock repurchased						5,495
Stock repurchased, value										$ 286,000
Interest expense																$ 3,000
Stock Repurchase Agreement [Member] | Stingray Group [Member] | Previously Reported [Member]
Stock repurchased						5,495
Stock repurchased, value																			$ 285,714
Promissory note																					285,714
Stock Repurchase Agreement [Member] | Stingray Group [Member] | Promissory Note [Member]
Principal amount																					$ 286,000
Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending LLC [Member]
Principal amount	$ 120,000
One time interest charge, percent	12.00%
Debt instrument, periodic payment, interest	$ 14,000
Monthly payments	12 monthly installments
Interest expense	$ 11,000
Net proceeds amount	84,000
Original interest discount	15,000
Placement agent fees	16,000
Legal fees	5,000
Securities Purchase Agreement [Member] | Boot Capital LLC [Member]
Principal amount	$ 120,000
One time interest charge, percent	12.00%
Debt instrument, periodic payment, interest	$ 14,000
Monthly payments	12 monthly installments
Interest expense	$ 11,000
Net proceeds amount	105,000
Original interest discount	15,000
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member]
Gross proceeds					$ 9,000,000
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Previously Reported [Member]
Gross proceeds					$ 9,000,000
Warrant exercise price					$ 2.00
Proceeds from issuance of sale of equity					$ 8,889,000
Estimated fair value					16,900,000
Proceeds from issuance of warrants					8,000,000
Proceeds from offering					$ 900,000
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Series A Warrants [Member]
Sale of stock					279,412
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Series A Warrants [Member] | Previously Reported [Member]
Sale of stock					279,412
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Series B Warrants [Member]
Sale of stock					279,412
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Series B Warrants [Member] | Previously Reported [Member]
Sale of stock					279,412
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Series A and B Warrant [Member]
Warrant exercise price					$ 6.84
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Series A and B Warrant [Member] | Previously Reported [Member]
Exercise price of warrants					6.844
Outstanding redemption					2.00
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Series A Warrant [Member]
Warrant exercise price			$ 8.38
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Series A Warrant [Member] | Previously Reported [Member]
Warrant exercise price					$ 34.00
Estimated fair value					$ 5,900,000
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Series B Warrant [Member] | Previously Reported [Member]
Warrant exercise price					$ 68.00
Estimated fair value					$ 11,000,000
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Common Stock [Member]
Common stock issued					21,000
Common stock prefunded warrants					258,412
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Common Stock [Member] | Previously Reported [Member]
Common stock issued					21,000
Common stock prefunded warrants					258,412								258,412
Sale of stock price per share					$ 34.00
Common stock prefunded warrants													$ 500,000
Securities Purchase Agreement [Member] | December 2024 Private Placement [Member] | Warrant [Member] | Previously Reported [Member]
Sale of stock price per share					$ 32.00
Securities Purchase Agreement [Member] | October 2024 Private Placement [Member] | Previously Reported [Member]
Principal amount								$ 2,352,941
Common stock issued																			11,500
Derivative description of terms									(i) an original issue discount senior secured note with a principal amount equal to such purchaser’s subscription amount divided by 0.85, and (ii) a number of shares of the Company’s common stock equal to (x) 11,500, multiplied by (y) such purchaser’s subscription amount, and divided by (z) $2,000,000. No interest would accrue on the notes unless and until an event of default occurred, upon which interest would accrue at a rate of 14% per year.
Net proceeds								2,000,000
Discount issued								$ 352,941
Amortization of original issue discount																			$ 352,941
Stock issued during period value new issues																			$ 943,000
Securities Purchase Agreement [Member] | October 2024 Private Placement [Member] | Common Stock [Member] | Previously Reported [Member]
Common stock issued								11,500
Second Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending LLC [Member]
Principal amount	$ 240,000
One time interest charge, percent	12.00%
Debt instrument, periodic payment, interest	$ 29,000
Interest expense	22,000
Net proceeds amount	189,000
Original interest discount	30,000
Placement agent fees	16,000
Legal fees	5,000
Principal and interest amount	$ 134,000
Issuance Sales Agreement [Member] | 2023 ATM Offering [Member] | Previously Reported [Member]
Number of stock sold, value												$ 1,800,000
Proceeds from issuance of sale of equity																		1,654,000
brokerage commissions and administrative fees																		$ 146,000